STOCK OPTIONS AND WARRANTS - Changes in options outstanding and related prices (Details 6) (USD $)											12 Months Ended							12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Nov. 30, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Oct. 01, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Oct. 01, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2010 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.05	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.05	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.0585	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.06	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.06	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.065	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.065	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.068	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.068	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.07	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.07	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.09	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.09	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise price $0.11	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise price $0.11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Shares under the 2005 Incentive Stock Plan	125,208,825	125,208,825									121,454,192	120,650,000	194,729,972	125,208,825	125,208,825	120,650,000	66,900,000		29,000,000	50,000,000		50,000,000		30,100,000		634,825		5,724,000		2,850,000		1,500,000		5,400,000
Weighted Average Remaining Contractual Life of Options Outstanding (Years)											3 years 2 months 23 days	3 years 11 months 8 days						2 years 7 months 24 days		4 years 9 months 15 days	5 years 9 months 14 days		2 years 9 months 4 days		4 years 2 months 5 days		4 years 2 months 1 day		2 years 8 months 1 day		3 years 11 months 1 day		8 months 16 days
Weighted Average Exercise Price of Options Outstanding			$ 0.06	$ 0.07	$ 0.065	$ 0.068	$ 0.07	$ 0.0585	$ 0.08	$ 0.07	$ 0.0630	$ 0.060	$ 0.0769	$ 0.060	$ 0.060	$ 0.060	$ 0.060		$ 0.05	$ 0.0585		$ 0.0585		$ 0.06		$ 0.065		$ 0.068		$ 0.07		$ 0.09		$ 0.11
Number Exercisable											118,204,825				97,196,325				29,000,000	50,000,000		31,250,000		22,500,000		634,825		5,724,000		1,187,500		1,500,000		5,400,000
Weighted Average Exercise Price											$ 0.0605				$ 0.06				$ 0.05	$ 0.0585		$ 0.0585		$ 0.06		$ 0.065		$ 0.068		$ 0.07		$ 0.09		$ 0.11
Options, exercise prices																			$ 0.05			$ 0.0585		$ 0.06		$ 0.065		$ 0.068		$ 0.07		$ 0.09		$ 0.11